Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

28 Subsequent events

On February 28, 2024, the Attorney General of the State of New York filed a civil complaint against our subsidiaries, JBS USA Food Company and JBS USA Food Company Holdings, in the Supreme Court of the State of New York, County of New York, alleging that consumers in New York were misled by statements in which we expressed our goal of reducing greenhouse gas emissions and striving to achieve Net Zero by 2040. The complaint seeks an injunction, disgorgement of profits, civil penalties, attorney’s fees and other relief. We believe we will be successful in our defense strategy; an opinion shared by our legal advisors.